UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10065
Investment Company Act File Number

Tax-Managed Small-Cap Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.3%

Security	Shares	Value
Aerospace & Defense — 2.2%
Aerovironment, Inc.(1)	39,780	$1,355,304
DigitalGlobe, Inc.(1)	100,788	2,371,542

		$3,726,846

Air Freight & Logistics — 0.8%
HUB Group, Inc., Class A(1)	54,450	$1,312,790

		$1,312,790

Auto Components — 1.5%
Dana Holding Corp.(1)	251,820	$2,596,264

		$2,596,264

Beverages — 1.5%
Central European Distribution Corp.(1)	80,470	$2,579,064

		$2,579,064

Biotechnology — 1.8%
Martek Biosciences Corp.(1)	147,860	$3,184,904

		$3,184,904

Building Products — 1.6%
Armstrong World Industries, Inc.(1)	77,440	$2,821,139

		$2,821,139

Capital Markets — 3.3%
Affiliated Managers Group, Inc.(1)	42,590	$2,579,676
Artio Global Investors, Inc.(1)	74,210	1,819,629
Duff & Phelps Corp., Class A	80,570	1,308,457

		$5,707,762

Chemicals — 1.5%
Calgon Carbon Corp.(1)	192,530	$2,577,977

		$2,577,977

Commercial Banks — 1.9%
Iberiabank Corp.	15,610	$834,198
SVB Financial Group(1)	19,680	853,915
TCF Financial Corp.	59,200	866,688
Wilmington Trust Corp.	56,640	743,117

		$3,297,918

Commercial Services & Supplies — 2.2%
Bowne & Co., Inc.	181,389	$1,191,726
Clean Harbors, Inc.(1)	45,010	2,577,272

		$3,768,998

Communications Equipment — 1.4%
Brocade Communications Systems, Inc.(1)	358,330	$2,461,727

		$2,461,727

Computers & Peripherals — 1.7%
Stratasys, Inc.(1)	124,905	$2,872,815

		$2,872,815

Construction & Engineering — 4.5%
Shaw Group, Inc. (The)(1)	92,970	$3,002,001
Sterling Construction Co., Inc.(1)	91,870	1,747,367

Security	Shares	Value
Tutor Perini Corp.(1)	152,840	$2,913,131

		$7,662,499

Distributors — 1.6%
LKQ Corp.(1)	144,860	$2,716,125

		$2,716,125

Electronic Equipment, Instruments & Components — 5.3%
FLIR Systems, Inc.(1)	111,180	$3,288,704
National Instruments Corp.	102,830	3,022,174
Trimble Navigation, Ltd.(1)	120,680	2,762,365

		$9,073,243

Energy Equipment & Services — 5.0%
CARBO Ceramics, Inc.	59,400	$3,915,648
Dril-Quip, Inc.(1)	61,870	3,247,556
Superior Well Services, Inc.(1)	86,370	1,367,237

		$8,530,441

Food Products — 3.3%
Corn Products International, Inc.	93,780	$2,665,228
Ralcorp Holdings, Inc.(1)	47,440	2,931,792

		$5,597,020

Health Care Equipment & Supplies — 2.7%
IDEXX Laboratories, Inc.(1)	12,370	$649,301
West Pharmaceutical Services, Inc.	36,280	1,318,052
Wright Medical Group, Inc.(1)	150,330	2,687,901

		$4,655,254

Health Care Providers & Services — 2.1%
Hanger Orthopedic Group, Inc.(1)	52,770	$858,040
VCA Antech, Inc.(1)	107,700	2,734,503

		$3,592,543

Hotels, Restaurants & Leisure — 1.5%
Bally Technologies, Inc.(1)	67,420	$2,674,551

		$2,674,551

Household Durables — 1.6%
Tempur-Pedic International, Inc.(1)	107,630	$2,678,911

		$2,678,911

Household Products — 2.0%
Church & Dwight Co., Inc.	57,440	$3,463,058

		$3,463,058

Insurance — 1.5%
HCC Insurance Holdings, Inc.	93,440	$2,532,224

		$2,532,224

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(1)	52,930	$1,307,371

		$1,307,371

IT Services — 3.2%
Euronet Worldwide, Inc.(1)	138,860	$2,835,521
ManTech International Corp., Class A(1)	55,940	2,680,086

		$5,515,607

Life Sciences Tools & Services — 1.1%
Bruker Corp.(1)	155,670	$1,910,071

		$1,910,071

Security	Shares	Value
Machinery — 0.2%
RBC Bearings, Inc.(1)	17,837	$414,532

		$414,532

Metals & Mining — 2.4%
Compass Minerals International, Inc.	40,940	$2,580,858
IAMGOLD Corp.	116,730	1,542,003

		$4,122,861

Multi-Utilities — 1.5%
CMS Energy Corp.	174,570	$2,648,227

		$2,648,227

Multiline Retail — 1.8%
Big Lots, Inc.(1)	106,540	$3,026,801

		$3,026,801

Oil, Gas & Consumable Fuels — 5.4%
Brigham Exploration Co.(1)	190,760	$2,487,510
Petrohawk Energy Corp.(1)	54,230	1,210,956
Range Resources Corp.	34,425	1,583,550
Rosetta Resources, Inc.(1)	96,010	1,973,966
SandRidge Energy, Inc.(1)	236,150	1,997,829

		$9,253,811

Paper & Forest Products — 2.8%
Clearwater Paper Corp.(1)	27,250	$1,333,343
Schweitzer-Mauduit International, Inc.	46,580	3,504,679

		$4,838,022

Personal Products — 2.1%
Mead Johnson Nutrition Co., Class A	79,590	$3,599,856

		$3,599,856

Pharmaceuticals — 3.8%
King Pharmaceuticals, Inc.(1)	215,180	$2,584,312
Perrigo Co.	90,610	4,012,211

		$6,596,523

Professional Services — 2.5%
FTI Consulting, Inc.(1)	63,610	$2,636,634
Robert Half International, Inc.	63,690	1,714,535

		$4,351,169

Road & Rail — 2.7%
Genesee & Wyoming, Inc., Class A(1)	42,430	$1,250,412
Kansas City Southern(1)	113,790	3,379,563

		$4,629,975

Semiconductors & Semiconductor Equipment — 3.9%
Cirrus Logic, Inc.(1)	240,280	$1,638,710
Cypress Semiconductor Corp.(1)	39,770	399,689
Teradyne, Inc.(1)	267,598	2,499,365
Tessera Technologies, Inc.(1)	59,120	1,015,090
Varian Semiconductor Equipment Associates, Inc.(1)	39,600	1,161,468

		$6,714,322

Software — 3.4%
Sybase, Inc.(1)	83,229	$3,384,924
Synopsys, Inc.(1)	115,200	2,450,304

		$5,835,228

Security	Shares	Value
Specialty Retail — 2.3%
Jo-Ann Stores, Inc.(1)	61,820	$2,164,936
RadioShack Corp.	89,700	1,750,944

		$3,915,880

Textiles, Apparel & Luxury Goods — 2.1%
Hanesbrands, Inc.(1)	154,163	$3,541,124

		$3,541,124

Thrifts & Mortgage Finance — 0.8%
NewAlliance Bancshares, Inc.	112,710	$1,311,944

		$1,311,944

Total Common Stocks (identified cost $137,546,097)		$163,617,397

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co.(1)(2)(3)	80,000	$0

Total Private Placements (identified cost $80,000)		$0

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$90,000

Total Special Warrants (identified cost $480,000)		$90,000

Short-Term Investments — 6.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$10,640	$10,639,796

Total Short-Term Investments (identified cost $10,639,796)		$10,639,796

Total Investments — 101.6% (identified cost $148,745,893)		$174,347,193

Other Assets, Less Liabilities — (1.6)%		$(2,789,752)

Net Assets — 100.0%		$171,557,441

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $154.

The Portfolio did not have any open financial instruments at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$149,014,517

Gross unrealized appreciation	$29,468,956
Gross unrealized depreciation	(4,136,280)

Net unrealized appreciation	$25,332,676

Restricted Securities

At January 31, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$0

			$80,000	$0

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$90,000

			$480,000	$90,000

Total Restricted Securities				$90,000

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$163,617,397	$—	$—	$163,617,397
Private Placements	—	—	0	0
Special Warrants	—	—	90,000	90,000
Short-Term Investments	—	10,639,796	—	10,639,796

Total Investments	$163,617,397	$10,639,796	$90,000	$174,347,193

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Investments in
	Private Placements	Special Warrants	Total
Balance as of October 31, 2009	$0	$90,000	$90,000
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	—	—	—
Net purchases (sales)	—	—	—
Accrued discount (premium)	—	—	—
Net transfers to (from) Level 3	—	—	—

Balance as of January 31, 2010	$0	$90,000	$90,000

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2010	$—	$—	$—

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010